EQUITY	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY

NOTE 15. EQUITY

Ordinary shares

On March 11, 2021 and April 16, 2021, the Company issued 1 and 949 ordinary shares to its then shareholder, respectively. With the effect of resolutions passed by board of directors on February 27, 2023 and June 20, 2023, 9,000 and 11,990,000 ordinary shares were issued with a par value of HK$0.01, respectively. The issuances were considered as being part of the Reorganization of the Group and was retrospectively applied as if the transaction occurred at beginning of the period presented.

On April 29, 2021, the Company entered into a subscription agreement (the “Subscription Agreement”) with its existing shareholder and two investors (together the “Subscribers”). Pursuant to the Subscription Agreement, the Company has allotted and issued 50 shares in aggregate to the Subscribers at a cash consideration of HK$160,000 per ordinary share. A total of HK$8.0 million was received by the Company.

On January 26, 2024, the Company consummated the initial public offering of 1,250,000 ordinary shares at a price of US$4.00 per share, generating gross proceeds of US$5.0 million before deducting underwriting discounts and commissions and offering expenses totaling HK$14,713,303. The net proceeds from the initial public offering were HK$24,299,197. The Company have granted a 30-day option to the representatives of the underwriters to purchase up to an additional 187,500 ordinary shares (the “over-allotment”). The over-allotment was not exercised after the 30—day period.

On April 26, 2024, the Company entered into a service agreement with Chengdu Xiaohou Information Technology Limited (“Xiaohou”), pursuant to which the Company has allotted and issued 397,500 shares to the Xiaohou as a service fee for providing market research consultancy services.

On December 9, 2024, the Company granted restricted shares of in aggregate 600,000 pursuant to an equity incentive plan (the “2024 Plan”) (Note 19), of which 200,000 were vested on December 9, 2024, 200,000 will be vested on December 9, 2025, and 200,000 will be vested on December 9, 2026. The fair value of the 600,000 restricted shares as of December 9, 2024 was US$936,000. 200,000 restricted shares (20,000 restricted shares, after taking into consideration of the share consolidation and re-designation of share capital mentioned in this note to the consolidated financial statements) have been issued during the year ended September 30, 2025.

On September 16, 2025, the Company entered into a service agreement with VBG Asia Limited (“VBG”), pursuant to which the Company has allotted and issued 80,000 shares to the VBG as a service fee for investor-searching services over a one-year period.

Share consolidation, share capital increase, and share alteration

On August 25, 2025, the Company effected a share consolidation of the Company’s ordinary shares at a ratio of one-for-ten such that every ten ordinary shares of the Company were combined into one ordinary share of the Company in order to regain compliance with Nasdaq Listing Rule 5550(a)(2). On August 25, 2025, immediately following the above share consolidation, the Company increased its authorized share capital from HK$7,500,000 divided into 75,000,000 shares of a nominal or par value of HK$0.10 each (the “Consolidated Shares”) to HK$75,000,000 divided into 750,000,000 Consolidated Shares.

Finally, on August 25, 2025, immediately following the above increase of authorized share capital, the Company also

(i) re-designated the authorized share capital of the Company from HK$75,000,000 divided into 750,000,000 Consolidated Shares, to (a) 749,098,320 Class A ordinary shares, par value HK$0.10 each (the “Class A Ordinary Shares”) and 901,680 Class B ordinary shares, par value HK$0.10 each (the “Class B Ordinary Shares”) (the “Authorized Share Capital Change”);

(ii) re-designated the issued and outstanding Consolidated Shares held by the shareholders of the Company as follows:

(a) 842,280 Consolidated Shares held by Exceptional Engineering Limited were re-designated as 842,280 Class B Ordinary Shares and 59,400 Consolidated Shares held by DC & Partners Incorporation Limited were re-designated as 59,400 Class B Ordinary Shares; and

(b) each Consolidated Share which was registered in the name of a shareholder (excluding the Consolidated Shares re-designated as Class B Ordinary Shares pursuant to the foregoing paragraph (a)), were re-designated as a Class A Ordinary Share registered in the name of the relevant shareholder, (the “Issued Share Capital Change”, together with the Authorized Share Capital Change, are referred to as the “Re-designation of Share Capital”).

Unless indicated or the context otherwise requires, all share numbers and per share data in these consolidated financial statements have been retroactively presented to reflect the effect of the series of the above share exercises, as if such transactions occurred on the earliest day of the periods presented.

Shares subscription receivables

Shares subscription receivables represent the receivables for the issuance of ordinary shares of the Company and is reported as a deduction of equity and presented on a retroactive basis. It has no payment terms nor any interest receivable accrual. The shares subscription receivables of HK$90 as of September 30, 2024 was fully settled during the year ended September 30, 2025.

Representative’s warrants

Upon the closing of IPO in January 2024, the Company issued to the representative of the underwriter 62,500 warrants to purchase the Company’s ordinary shares (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price equal to US$4.00 per warrant and are exercisable at any time or from time to time beginning July 23, 2024 and ending at or before 5:00 p.m., Eastern time, January 23, 2029. The Representative’s Warrants are also exercisable on a cashless basis. None of the Representative’s Warrants were exercised as of September 30, 2024 and 2025.

The fair value of the Representative’s Warrants, using the Black-Scholes-Merton Model on the date of issuance was US$116,815. The key inputs into the Black-Scholes-Merton Model variables were as follows at measurement date:

	January 26, 2024
Stock price	US$	3.52
Risk-free interest rate		4.04%
Volatility		62.34%
Exercise price	US$	4.00
Dividend yield		—

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant *	Weighted Average Exercise Price		Weighted Average Remaining Term (Years)
Outstanding as of September 30, 2023	—		—	—
Issued	62,500	US$	4.00	4.5
Exercised	—		—	—
Forfeited or expired	—		—	—
Outstanding as of September 30, 2024	62,500	US$	4.00	4.3
Exercised	—		—	—
Forfeited or expired	—		—	—
Outstanding as of September 30, 2025	62,500	US$	4.00	3.3

*	Each warrant entitles the holder to purchase 1 ordinary share (0.1 Class A ordinary share, after taking into consideration of the share consolidation and re-designation of share capital mentioned in this note to the consolidated financial statements) of the Company.